Events After the Balance Sheet Date (Details) SFr / shares in Units, $ in Millions						1 Months Ended	6 Months Ended
	Nov. 14, 2022	Oct. 21, 2022 USD ($)	Sep. 09, 2022 CHF (SFr) SFr / shares shares	Feb. 04, 2022 CHF (SFr)	Mar. 04, 2021 shares	Oct. 25, 2022 CHF (SFr) shares	Jun. 30, 2022 CHF (SFr)
Events After the Balance Sheet Date (Details) [Line Items]
Aggregate amount (in Francs) | SFr			SFr 600,000	SFr 5,000,000
Interest rate			5.00%
Maturity date			March 31, 2023
Aggregate common shares			41,667
Exercise price, per share (in Francs per share) | SFr / shares			SFr 7.2
Share capital percentage		90.00%
Cash consideration (in Dollars) | $		$ 1
Additional subsidiaries (in Dollars) | $		25
Revenues from royalties (in Dollars) | $		55
Upfront payment (in Dollars) | $		$ 1
Divestiture of inner ear therapeutic assets description							Due to a delay in the closing of the Zilentin Transaction, the Company and the Buyer agreed on November 23, 2022 to amend their agreement, extending the Closing Date to December 15, 2022 at the latest, increasing the share capital of Zilentin AG to be sold under the transaction from 90 to 100% and raising the amount of the initial payment for the purchase of Zilentin and for the option to purchase the Additional Subsidiaries from USD 2 million to USD 2.2 million.
Capitalized development costs (in Francs) | SFr							SFr 12,000,000
Share split of common shares						1,074,713
Nominal value (in Francs) | SFr						SFr 0.2
Commitment purchase agreement description	On November 14, 2022, we entered into a term sheet with LPC for the conclusion of a purchase agreement under which LPC would commit to subscribe for up to USD 10,000,000 of our common shares over the 24-month term of the purchase agreement. The Company and LPC endeavor to enter into a mutually acceptable purchase agreement (the “2022 Commitment Purchase Agreement”) and related documentation within ten business days from the date of the term sheet. The Company shall pay to LPC upon signing of the 2022 Commitment Purchase Agreement a commitment fee at its sole discretion of either (i) USD 250,000 in cash or (ii) issue 50,000 Common Shares and prepare and file as soon as practicable a resale registration statement registering the shares issuable under the 2022 Commitment Purchase Agreement.
Non-adjusting events after reporting period [Member]
Events After the Balance Sheet Date (Details) [Line Items]
Events after the balance sheet date description				the Company entered into a convertible loan agreement (the “Loan Agreement”) with FiveT Investment Management Ltd. (the “Lender”), pursuant to which the Lender has agreed to loan to the Company CHF 5,000,000 (the “Loan”), which Loan bears interest at the rate of 10% per annum and matures 12 months from the date (the “Disbursement Date”) the Loan proceeds were disbursed to the Company, which occurred on February 8, 2022. The Company may prepay all or part of the Loan after six months after the Disbursement Date; provided that the Company will pay an amount equal to 130% of the desired prepayment amount. The Lender has the right to convert all or part of the Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that the Lender own no more than 9.99% of the common shares at any time. The conversion price of the Loan into common shares is USD 1.9458, which corresponds to 150% of USD 1.2972 (the trading volume weighted average price, the “VWAP”, per common share on the NASDAQ stock exchange on the Disbursement Date), converted into Swiss Francs at the midpoint of the interbank exchange rate shown by UBS on the day of receipt of the conversion notice at 4:00 pm Central European Time. The conversion price shall be lowered in the event that the Company raises equity before the maturity date of the Loan through a public or private offering of common shares at an issue price that is at least 10 (ten) % below the VWAP (the “New Issue”), according to the formula set forth in the Loan Agreement (the “Adjustment”). Sales of common shares through equity line or at-the-market programs are not considered New Issues triggering the Adjustment.
Common shares issued					1,000,000
Bottom of range [Member] | Non-adjusting events after reporting period [Member]
Events After the Balance Sheet Date (Details) [Line Items]
Common shares issued					3,000,000
Top of range [Member] | Non-adjusting events after reporting period [Member]
Events After the Balance Sheet Date (Details) [Line Items]
Common shares issued					19,500,000